UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22500

A&Q Multi-Strategy Fund (formerly, O’Connor Fund of Funds: Multi-Strategy)

(Exact name of registrant as specified in charter)

677 Washington Boulevard

                                       Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim, Esq.

UBS Alternative and Quantitative Investments LLC

677 Washington Boulevard

                                             Stamford, CT 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (203) 719-1428

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments

(Unaudited)

June 30, 2015

Investment Fund	Geographic Focus	Cost	Fair Value Total	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date	Dollar Amount of Fair Value for First Available Redemption
Credit/Income
Aeolus Property Catastrophe Fund II, L.P.	Global	$19,893,461	$21,811,172	$—	$—	$21,811,172	3.07%	6/1/2013	Custom Dates	6/30/2015	(b)
Caspian Select Credit International, Ltd.	US/Canada	19,084,721	18,769,922	—	—	18,769,922	2.65	4/1/2014	Quarterly	6/30/2015 (c)	$4,692,481
Credit Suisse Securitized Products Fund, Ltd.	US/Canada	33,726,791	39,463,070	—	—	39,463,070	5.57	11/1/2013	Quarterly	6/30/2015 (c)	$9,865,768
Farmstead Offshore Fund, Ltd.	US/Canada	20,000,000	18,574,718	—	—	18,574,718	2.62	9/1/2014	Quarterly	9/30/2015 (c)	$4,643,680

Credit/Income Subtotal		92,704,973	98,618,882	—	—	98,618,882	13.91

Equity Hedged
Altai Capital Partners Offshore, Ltd.	US/Canada	7,000,000	8,093,977	—	—	8,093,977	1.14	3/1/2015	Quarterly	6/30/2015 (c)	$2,023,484
Glenview Institutional Partners, L.P.	US/Canada	13,600,000	24,580,506	—	24,580,506	—	3.47	4/1/2011	Quarterly	6/30/2015	$24,580,506
Hayman Credes Offshore Fund L.P.	US/Canada	11,000,000	10,738,897	—	—	10,738,897	1.52	4/1/2015	Quarterly	3/31/2016	$10,738,897
Perceptive Life Sciences Qualified Fund, L.P.	US/Canada	9,600,000	26,996,893	—	26,996,893	—	3.81	4/1/2011	Quarterly	6/30/2015	$26,996,893
PSquared US Feeder Fund, LP	Europe including UK	13,380,000	13,548,981	—	13,548,981	—	1.91	5/1/2014	Monthly	6/30/2015	$13,548,981
Sachem Head Offshore, Ltd.	US/Canada	20,000,000	19,780,000	—	—	19,780,000	2.79	6/1/2015	Quarterly	6/30/2015 (c)	$4,945,000
Shellback Offshore Fund, Ltd.	US/Canada	25,000,000	29,483,278	—	29,483,278	—	4.16	2/1/2014	Quarterly	6/30/2015	$29,483,278
Soroban Cayman Fund Ltd	US/Canada	7,000,000	13,944,128	—	—	13,944,128	1.97	4/1/2011	Quarterly	6/30/2015 (c)	$3,486,032
Tiger Eye Fund, Ltd.	Global	22,031,948	25,112,118	—	25,112,118	—	3.54	11/1/2013	Monthly	6/30/2015	$25,112,118
Turiya Fund LP	Developed Asia including Japan	8,745,000	14,735,731	—	—	14,735,731	2.08	4/1/2011	Quarterly	6/30/2015 (d)	$4,911,910

Equity Hedged Subtotal		137,356,948	187,014,509	—	119,721,776	67,292,733	26.39

Multi-Strategy
Citadel Kensington Global Strategies Fund, Ltd.	Global	38,040,000	43,678,403	—	—	43,678,403	6.16	9/1/2014	Quarterly	6/30/2015 (e)	$4,367,840
Millennium International Ltd.	Global	46,750,000	61,621,358	—	—	61,621,358	8.69	4/1/2011	Quarterly	6/30/2015 (c)	$14,621,512
York European Opportunities Unit Trust	Europe including UK	15,000,000	15,134,004	—	15,134,004	—	2.14	7/1/2014	Quarterly	6/30/2015	$15,134,004

Multi-Strategy Subtotal		99,790,000	120,433,765	—	15,134,004	105,299,761	16.99

Other
D.E. Shaw Terrella Fund, L.P.	Global	165,732	199,790	—	—	199,790	0.03	1/1/2013	N/A	N/A (f)	N/A
West Face Long Term Opportunities (USA) LP - Designated Investments	US/Canada	127,340	62,873	—	—	62,873	0.01	4/1/2011	N/A	N/A (f)	N/A

Other Subtotal		293,072	262,663	—	—	262,663	0.04

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2015

Investment Fund	Geographic Focus	Cost	Fair Value Total	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3	% of Net Assets	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date	Dollar Amount of Fair Value for First Available Redemption
Relative Value
A.R.T. International Investors (BVI) Ltd.	Global	$35,000,000	$35,553,127	$—	$—	$35,553,127	5.01%	2/1/2015	Quarterly	3/31/2016	$35,553,127
Field Street Partners, LP	Global	22,509,910	26,170,273	—	26,170,273	—	3.69	4/1/2011	Monthly	6/30/2015	$26,170,273
Linden Investors LP	Global	26,674,724	28,679,096	—	—	28,679,096	4.05	4/1/2014	Quarterly	6/30/2015 (c)	$7,169,774
Providence MBS Fund, LP	US/Canada	24,600,000	24,651,865	—	24,651,865	—	3.48	4/1/2011	Quarterly	6/30/2015	$24,651,865
Symmetry International Fund, Ltd.	US/Japan/Europe	17,000,000	18,305,905	—	—	18,305,905	2.58	1/1/2015	Quarterly	12/31/2015 (c)	$4,576,476
TIG Arbitrage Enhanced, L.P.	US/Canada	12,029,751	12,176,129	—	12,176,129	—	1.72	10/1/2014	Monthly	6/30/2015	$12,176,129
Two Sigma Absolute Return Enhanced Cayman Fund, Ltd.	Global	31,601,227	36,167,942	—	36,167,942	—	5.10	8/1/2012	Monthly	6/30/2015	$36,167,942
Two Sigma Spectrum Cayman Fund, Ltd.	Global	9,190,000	9,194,595	—	9,194,595	—	1.30	6/1/2015	Quarterly	6/30/2015	$9,194,595

Relative Value Subtotal		178,605,612	190,898,932	—	108,360,804	82,538,128	26.93

Trading
BBL Commodities Value Offshore Fund Ltd.	Global	7,030,000	6,508,784	—	—	6,508,784	0.92	5/1/2015	Monthly	4/30/2016	$6,508,784
CMDTY Offshore Fund, Ltd.	Global	14,000,000	14,239,341	—	—	14,239,341	2.01	1/1/2015	Monthly	12/31/2015	$14,239,341
Graticule Asia Macro Fund, Ltd (formerly Fortress Asia Macro Fund, Ltd.)	Developed Asia including Japan	22,000,000	24,059,439	—	24,059,439	—	3.40	5/1/2013	Quarterly	6/30/2015	$24,059,439
Pharo GAIA Fund, Ltd.	Global	29,000,000	25,658,526	—	25,658,526	—	3.62	4/1/2015	Quarterly	6/30/2015	$25,658,526
Two Sigma Absolute Return Macro Cayman Fund, Ltd.	Global	20,154,000	19,522,702	—	19,522,702	—	2.75	7/1/2014	Monthly	6/30/2015	$19,522,702

Trading Subtotal		92,184,000	89,988,792	—	69,240,667	20,748,125	12.70

Total		$600,934,605	$687,217,543	$—	$312,457,251	$374,760,292	96.96%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Generally, the contract/position is renewed on the anniversary date each year or paid out within 3 months after the anniversary date. However, if there are insurance claims, the amount and time of payment becomes uncertain and can take years to settle.
(c)	The Investment Fund is subject to an investor level gate of 25%.
(d)	The Investment Fund is subject to an investor level gate of 33.33%.
(e)	The Investment Fund is subject to an investor level gate of 10%.
(f)	All of the Fund’s interests in the Investment Fund are held in side pockets or in liquidation which have restricted liquidity.

Complete information about the Investment Funds’ underlying investments is not readily available.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2015

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical investments. Level 2 discloses the amount of investments where the Fund has the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s net asset value. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem in full within one quarter from the measurement date at the Investment Fund’s net asset value. The Fund does not bifurcate an investment between Level 2 and Level 3 when there is an investor level gate; therefore if a portion of the investment is determined to be Level 3, the entire holding is classified as a Level 3 investment. Included in Level 3 as of June 30, 2015 is $61,444,115 which relates to the value of a portion of several investments that can be partially redeemed within one quarter from the measurement date. Further liquidity information is contained in the Schedule of Portfolio Investments. There were no transfers between Level 1 and Level 2 during the period ended June 30, 2015.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of March 31, 2015	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2015
Credit/Income	$107,086,900	$5,063,149	$(4,387,686)	$13,997,195	$(23,140,676)	$–	$–	$98,618,882
Equity Hedged	35,842,498	–	450,235	31,000,000	–	–	–	67,292,733
Multi-Strategy	103,518,286	–	1,781,475	–	–	–	–	105,299,761
Other	258,898	–	3,765	–	–	–	–	262,663
Relative Value	84,375,482	174,723	487,923	–	(2,500,000)	–	–	82,538,128
Trading	33,584,296	(490,341)	227,168	7,030,000	(19,602,998)	–	–	20,748,125
Total	$364,666,360	$4,747,531	$(1,437,120)	$52,027,195	$(45,243,674)	$–	$–	$374,760,292

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of June 30, 2015 is $(1,366,281).

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2015

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

The Investment Funds in the credit/income strategy utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. The Investment Funds in the credit/income strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates **
Credit/Income	65 – 93 days	78%
*	These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.
**	These Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring 4 redemption periods.

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. The Investment Funds in the equity hedged strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates **
Equity Hedged	45 – 90 days	30%
*	These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.
**	These Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring multiple redemption periods ranging from 3 - 4 periods.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2015

The Investment Funds in the multi-strategy strategy invest in both long and short, equity and debt strategies that are primarily in US based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. The Investment Funds in the multi-strategy strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates **
Multi-Strategy	30 - 90 days	87%
*	The Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.
**	The Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring multiple redemption periods ranging from 4 – 10 periods.

The other category contains investment approaches that are outside of the mainstream hedge fund strategies (credit/income, equity hedged, relative value and trading). The category includes other strategies, such as certain private equity and real estate dealings, as well as niche investment approaches including asset-backed lending, insurance-linked securities, direct private lending, factoring, infrastructure investing, viatical/structured settlements, natural resources and weather derivatives. The Investment Funds in the other strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period	Percentage with investor level gates	Percentage with side pockets or in liquidation *
Other	N/A	N/A	100%
*	Redemption notice periods are no longer effective and the liquidation of assets is uncertain.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2015

The Investment Funds in the relative value strategy, a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. The Investment Funds in the relative value strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates **
Relative Value	30 – 90 days	25%
*	These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.
**	These Investment Funds limit investors’ ability to redeem their full holdings at any redemption date typically requiring 4 redemption periods.

The Investment Funds in the trading strategy are generally top-down in nature and often driven by econometric and macroeconomic research. These Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. The Investment Funds in the trading strategy have restrictions on liquidity in their offering documents as described in the table below:

Strategy	Range of redemption notice period *	Percentage with investor level gates
Trading	15 – 90 days	N/A
*	These Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date, subject to the notice period.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2015.

The Fund recognizes transfers into and out of the levels indicated above and transfers between an Investment Fund’s liquid holdings and side pocket holdings at the end of the reporting period. Please refer to the March 31, 2015 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  A&Q Multi-Strategy Fund (formerly, O’Connor Fund of Funds: Multi-Strategy)

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	08/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	08/26/15

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date	08/26/15

* Print the name and title of each signing officer under his or her signature.